UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 605

Phoenix, AZ 85016

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

ANNUAL REPORT

DECEMBER 31, 2022

Dear Investor,

During 2022, the Risk Managed Bitcoin Strategy Fund (BTIDX) was down -35.19% compared to over 60% for the benchmark. 2022 was a tough year for all asset classes (including bonds) but was especially difficult for crypto-assets. Numerous crypto-specific events served to further exacerbate the volatility of the asset class including large forced liquidations (e.g. Three Arrows Capital, Terra Luna) as well as the collapse of FTX. The performance of the fund was in-line with expected performance of the model in 2018 (the last “crypto winter”).

Strong relative performance from the Fund during an historically increasingly weak market for bitcoin - and digital assets generally - is an encouraging sign for our strategy. We will continue to adhere to our approach of taking risk only during periods when it has been rewarded historically – namely when intermediate-term momentum is positive and increasing. Because the general payoff profile of a long/flat trend following strategy is roughly that of a long call option strategy, we do not expect gains to always be smooth. However, over time we expect to cut off most of the left tail of the distribution of returns while maintaining access to much of the right tail of the distribution.

As we look to move forward and away from a difficult time for digital asset markets we are encouraged by the fundamentals for the sector as a whole. Bad investments and bad actors have – in no small number – been purged from the market in the past twelve months. This proverbial “clearing” of the market brings the opportunity for fresh perspectives and ideas to bring digital assets into the next forward. As we look forward towards continued blockchain development, positive regulatory actions (at least for US-regulated entities) and continued inflation pressures, we continue to believe that bitcoin is an asset that deserves a place in most portfolios and that a risk-managed approach is the prudent approach.

Thank you for your support,

Ben McMillan	Joshua Myers
Chief Investment Officer	Head of Research/Trading

  IDX Funds

IDX RISK-MANAGED BITCOIN STRATEGY FUND

Investment Highlights (Unaudited)

  December 31, 2022

The Fund's performance figures (a) for year ended December 31, 2022, compared to its benchmark:

	Returns greater than 1 year are averaged (a)
	1 Year	Since Inception (b)
IDX Risk-Managed Bitcoin Strategy Fund	(35.19)%	(34.70)%
ICE BofA SOFR Overnight Rate Index **	1.66%	1.67%
CME CF Bitcoin Reference Rate (BRR) ***	(65.41)%	(72.15)%

Comparison of the Change in Value of a $100,000 Investment | November 17, 2021 – December 31, 2022

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are averaged. For performance information current to the most recent month-end, please call (800) 711-9164.

The annual net operating expense ratio as provided in the Prospectus dated October 19, 2022 was 2.64% for Institutional class shares. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.49% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s total returns would have been lower had the adviser not waived a portion of the Fund’s expenses. The Fund’s Institutional class shares total gross annual operating expense, before waiver, was 2.91%.

**	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

**	CME CF Bitcoin Futures Reference Rate (BRR) is a daily reference rate of the U.S. dollar price of one bitcoin as of 4 p.m. London time. Each day, the BRR aggregates the trade flow of major bitcoin spot exchanges during a specific one-hour calculation window. This one-hour window is then partitioned into 12, five-minute intervals, where the BRR is calculated as the equally-weighted average of the volume-weighted medians of all 12 partitions.

(a)	Returns are based on traded NAVs.

(b)	Since inception performance based on Inception date; the IDX Risk-Managed Bitcoin Strategy Fund commenced operations on November 17, 2021.

IDX Funds

IDX RISK-MANAGED BITCOIN STRATEGY FUND

Investment Highlights (Unaudited)

December 31, 2022

Top Ten Long Portfolio Holdings	(% of Net Assets)
First American Government Obligations Fund
Money Market Portfolio, Class X	4.31%
United States Treasury Bills
Maturity Date January 3, 2023	57.61%
Maturity Date January 5, 2023	22.66%
84.58%

Potfolio Allocation	(% of Net Assets)
Put Options	0.18%
U.S. Government & Agencies	80.27%
Money Market Funds	4.31%
Other Assets in Excess of Liabilities	15.24%
100.00%

*	Based on market value

IDX Funds

IDX RISK-MANAGED BITCOIN STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2022

Number of Contracts		Cost Basis	Notional Amount	Fair Value
	PURCHASED OPTIONS - 0.18%
	Put Options - 0.18%
	Coinbase Global, Inc.
150	Expiration Date: January 20, 2023, Exercise Price: $30.00 (a)	$39,087	$530,850	$16,500
50	Expiration Date: January 20, 2023, Exercise Price: $40.00 (a)	31,022	176,950	30,500
	TOTAL PURCHASED OPTIONS (Cost $70,109)			47,000

Principal		Coupon Rate		Maturity
	SHORT-TERM INVESTMENTS - 84.58%
	U.S. Government & Agencies - 80.27%
$15,000,000	United States Treasury Bill (b)	0.00	%(c)	1/3/2023	15,000,000
5,900,000	United States Treasury Bill	1.21	%(c)	1/5/2023	5,898,809
	Total U.S. Government & Agencies (Cost $20,894,874)				20,898,809

	Money Market Fund - 4.31%
1,121,892	First American Government Obligations Fund - Money Market Portfolio, Class X	4.10	%(d)		1,121,892
	Total Money Market Fund (Cost $1,121,892)				1,121,892

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,016,766)

					22,020,701

	TOTAL INVESTMENTS - 84.76% (cost $22,086,875)				22,067,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.24%				3,968,565
	NET ASSETS - 100.00%				$26,036,266

(a)	Non-Income Producing Security.

(b)	Security exceeds 25% of the Fund's total investments. For further information on this security, available upon request at no charge, please contact the Fund's shareholder servicing agent at (800) 711-9164.

(c)	Treasury Bill has a zero coupon rate. The rate presented is the annualized effective yield at December 31, 2022.

(d)	Variable rate security; the rate shown represents the seven day effective yield at December 31, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

Dear Investor,

While the COIDX is only just launched and had very little in the way of movement in the last weeks of 2022, we are encouraged given that many funds in the managed futures space were down between 5 and 7% towards the end of 2022. Notably, the IDX Commodity Opportunities Fund is designed to be (i) Commodities focused over time and (ii) risk-managed in its approach, seeking only to participate (either long or short) when trends in commodities (or commodity-related equities) are the most robust.

As a result, we are encouraged by strong relative performance for the Fund relative to our benchmarks in the first several months since inception. Our strategy of taking risk on during periods when those risks have been rewarded historically performed as intended. We will continue to employ long/short momentum- and trend-based strategies across a diverse range of markets; these robust and time-tested methods of harvesting risk-premiums from markets can be very valuable to investors – especially during periods of market stress and changing market conditions.

Our strategy is built on the foundational belief that “you can invest for the path or the destination but not both”; and by investing for the path through trend- and momentum-based methods our Fund can serve as a valuable complement to strategic risk-asset positions.

As we look at the road ahead for investors we are extremely bullish on commodities as an asset class and a long/short approach as the prudent way to gain exposure. Against the context of structural inflation pressures (e.g. onshoring, demographics, etc) and geopolitical risks we believe investors can simply not afford to ignore commodities as a core asset for the future and our fund will seek to deliver exposure with superior risk/return characteristics.

Thank you for your support,

Ben McMillan	Joshua Myers
Chief Investment Officer	Head of Research/Trading

IDX Funds

IDX COMMODITY OPPORTUNITIES FUND

Investment Highlights (Unaudited)

December 31, 2022

The Fund's performance figures (a) for period ended December 31, 2022, compared to its benchmark:

	1 Year Annualized	Since Inception (b)
IDX Commodity Opportunities Fund	(3.66)%	(0.61)%
ICE BofA SOFR Overnight Rate Index **	3.90%	0.65%
SGA CTA Index ***	(29.61)%	(4.93)%

Comparison of the Change in Value of a $100,000 Investment | November 1, 2022 – December 31, 2022

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are averaged. For performance information current to the most recent month-end, please call (800) 711-9164.

The annual net operating expense ratio as provided in the Prospectus dated October 19, 2022 was 2.04% for Institutional class shares. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.79% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s total returns would have been lower had the adviser not waived a portion of the Fund’s expenses. The Fund’s Institutional class shares total gross annual operating expense, before waiver, was 3.63%.

**	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

***	The SGA CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year.

(a)	Returns are based on traded NAVs.

(b)	Since inception performance based on Inception date; the IDX Commodity Opportunities Fund commenced operations on November 1, 2022.

IDX Funds

IDX COMMODITY OPPORTUNITIES FUND

Investment Highlights (Unaudited)

December 31, 2022

The IDX Commodity Opportunities Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's profile breakdown as of December 31, 2022 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown

% of Portfolio of Investments *

Corporate, 13.69%
Energy, 1.84%
Global, 5.15%
Government, 2.54%
Healthcare, 1.25%
Large-Cap, 3.02%
Mid-Cap, 1.19%
Small-Cap, 0.60%
Money Market Funds, 43.10%

*	Based on market value

IDX Funds

IDX COMMODITY OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2022

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 29.28%
	Corporate - 13.69%
7,700	iShares iBoxx $ High Yield ETF	$566,951
40,688	VanEck Fallen Angel High Yield Bond ETF	1,099,390
27,000	Invesco Senior Loan ETF	554,310
		2,220,651
	Energy -1.84%
1,571	VanEck Natural Resources ETF	77,350
725	VanEck Oil Services ETF	220,436
		297,786
	Global - 5.15%
8,000	iShares Global Infrastructure ETF	366,720
11,360	Global X MLP ETF	469,054
		835,774
	Government -2.54%
4,500	SPDR Bloomberg 1-3 Month T-Bill ETF	411,615

	Healthcare - 1.25%
714	iShares U.S. Healthcare ETF	202,569

	Large-Cap - 3.02%
1,100	Invesco S&P 500 High Beta ETF	68,563
450	Invesco S&P 500 Pure Growth ETF	68,225
5,511	Invesco S&P 500 Low Volatility ETF	352,153
		488,941
	Mid-Cap - 1.19%
536	Invesco S&P MidCap Pure Growth ETF	95,992
668	iShares MSCI USA Momentum Factor ETF	97,481
		193,473
	Small-Cap - 0.60%
1,300	ProShares Ultra Small Cap 600	26,995
380	Vanguard S&P Small Cap 600 Growh Index	70,828
		97,823

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,795,792)	4,748,632

Principal
	SHORT-TERM INVESTMENTS - 43.10%
	Money Market Fund - 43.10%
$6,988,028	First American Government Obligations Fund - Money Market Portfolio, Class X - 4.10% (a)(b)	6,988,028
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,988,028)	6,988,028

	TOTAL INVESTMENTS - 72.38% (Cost $11,783,820)	11,736,660
	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.62% (c)	4,478,686
	NET ASSETS - 100.00%	$16,215,346

(a)	Security exceeds 25% of the Fund's total investments. For further information on this security, available upon request at no charge, please go to the Securities Exchange Commission's website at http://www.sec.gov.
(b)	Variable rate security; the rate shown represents the seven day effective yield at December 31, 2022.
(c)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX COMMODITY OPPORTUNITIES FUND

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

December 31, 2022

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
2-Yr T-Note Futures (a)	5.00	3/24/2023	$512,695	$463	$-
Gold Futures (a)(b)	1.00	2/24/2023	182,620	3,258	-
Lean Hog Futures (a)(b)	3.00	1/27/2023	105,240	-	(2,303)
Live Cattle Futures (a)(b)	2.00	2/17/2023	126,320	705	-
CBOE VIX Futures (a)(b)	3.00	2/24/2023	73,636	-	(3,110)
TOTAL PURCHASE CONTRACTS				4,426	(5,413)

SALE CONTRACTS
U.S. 10 Yr T-Note Futures (a)	(2.00)	3/24/2023	(224,594)	904	-
U.S. Treasury Bond Futures (a)	(2.00)	3/24/2023	(250,688)	1,622	-
E-mini Nasdaq 100 Futures (a)	(3.00)	3/24/2023	(661,335)	34,190	-
Chicago SRW Wheat Futures (a)(b)	(2.00)	3/24/2023	(79,200)	-	(3,355)
Coffee Futures (a)(b)	(1.00)	5/26/2023	(62,606)	-	(2,403)
Corn Futures (a)(b)	(3.00)	3/24/2023	(101,775)	-	(3,720)
Cotton Futures (a)(b)	(1.00)	3/24/2023	(41,685)	-	(1,748)
Henry Hub Natural Gas Futures (a)(b)	(1.00)	3/24/2023	(41,040)	3,218	-
No. 11 Sugar Futures (a)(b)	(6.00)	5/26/2023	(125,798)	257	-
RBOB Gasoline Futures (a)(b)	(1.00)	3/24/2023	(104,089)	-	(3,375)
Soybean Futures (a)(b)	(1.00)	3/24/2023	(76,200)	-	(2,640)
TOTAL SALES CONTRACTS				40,190	(17,240)

TOTAL FUTURES CONTRACTS				$44,616	$(22,653)

NET UNREALIZED APPRECIATION					$21,963

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of
(b)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
ASSETS
Investments at cost:	$22,086,875	$11,783,820
Investments at value:	$22,067,701	$11,736,660
Deposit with brokers	4,039,280	4,420,737
Receivables
Dividends and interest receivable	6,412	19,519
Unrealized appreciation of open futures contracts	-	44,616
Receivable for fund shares sold	8,728	14,969
Due from advisor	119,791	6,722
Prepaid expenses and other assets	67,429	19,157
TOTAL ASSETS	26,309,341	16,262,380

LIABILITIES
Payables and accrued liabilities:
Payable for fund shares redeemed	92,603	4,853
Due to custodian	146,967	-
Payable to related parties	7,644	6,983
Unrealized depreciation of open futures contracts	-	22,653
Shareholder servicing payable	-	2,406
Accrued expenses and other liabilities	25,861	10,139
TOTAL LIABILITIES	273,075	47,034
NET ASSETS	$26,036,266	$16,215,346

Net Assets Consist Of:
Paid in capital	$26,122,570	$16,308,716
Accumulated loss	(86,304)	(93,370)
NET ASSETS	$26,036,266	$16,215,346

Net Asset Value Per Share:
Net assets	$26,036,266	$16,215,346
Shares outstanding (unlimited number of shares authorized with no par value)	3,985,622	1,634,712
Net asset value, redemption price and offering price per share	$6.53	$9.92

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

	IDX Risk-Managed Bitcoin Strategy Fund	IDX Commodity Opportunities Fund
	Year Ended 12/31/2022	Period Ended 12/31/2022 (1)
INVESTMENT INCOME
Interest	$331,483	$-
Dividends	179,096	61,595
TOTAL INVESTMENT INCOME	510,579	61,595

EXPENSES
Investment advisory fees	1,136,676	24,599
Interest expense	28,149	-
Accounting and administrative fees	86,234	12,000
Transfer agent fees	37,900	2,454
Organizational costs	22,712	3,764
Registration fees	2,202	427
Offering costs	5,000	-
Custodian fees	15,515	2,367
Blue sky fees	34,694	316
Compliance officer fees	29,753	4,931
Shareholder servicing fees	38,175	2,406
Trustee fees and expenses	68,079	-
Professional fees	61,449	6,707
Other expenses	92,693	-
TOTAL EXPENSES	1,659,231	59,971
Investment advisory fees waived	(229,313)	(29,601)
TOTAL NET EXPENSES	1,429,918	30,370

NET INVESTMENT INCOME / (LOSS)	(919,339)	31,225

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, SECURITIES SOLD SHORT AND FUTURES
Net realized loss from:
Investments	(475,173)	(68,712)
Written options	-	1,350
Securities sold short	440,729	-
Futures contracts	(27,082,083)	(5,793)
Net realized loss	(27,116,527)	(73,155)

Net change in unrealized appreciation/(depreciation) on:
Investments	20,556	(47,160)
Securities sold short	(40,123)	-
Futures contracts	-	21,963
Net change in unrealized depreciation:	(19,567)	(25,197)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, SECURITIES SOLD SHORT AND FUTURES	(27,136,094)	(98,352)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,055,433)	$(67,127)

(1)	The IDX Commodity Opportunities Fund commenced operations on November 1, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	IDX Risk-Managed Bitcoin Strategy Fund		IDX Commodity Opportunities Fund
	Year Ended 12/31/2022	Period Ended 12/31/2021 (1)	Period Ended 12/31/2022 (2)
FROM OPERATIONS
Net investment income/(loss)	$(919,339)	$(97,498)	$31,225
Net realized gain/(loss) from:
Investments	(475,173)	381,081	(68,712)
Written options	-	-	1,350
Securities sold short	440,729	393	-
Futures contracts	(27,082,083)	-	(5,793)
Net change in unrealized appreciation/(depreciation) on:
Investments	20,556	-	(47,160)
Securities sold short	(40,123)	-	-
Futures contracts	-	-	21,963
Net increase/(decrease) in net assets resulting from operations	(28,055,433)	283,976	(67,127)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid from earnings:	-	-	(32,120)
Net decrease in net assets from distributions to shareholders	-	-	(32,120)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	98,779,398	32,218,061	18,101,197
Net asset value of shares issued in reinvestment of distributions to shareholders:	-	-	32,120
Redemption fee proceeds:	-	-	-
Transfer of net assets:	-	-	-
Payments for shares redeemed:	(76,919,593)	(270,143)	(1,818,724)
Net increase in net assets from shares of beneficial interest	21,859,805	31,947,918	16,314,593

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(6,195,628)	32,231,894	16,215,346

NET ASSETS
Beginning of year/period	32,231,894	-	-
End of year/period	$26,036,266	$32,231,894	$16,215,346

SHARE ACTIVITY
Institutional Class:
Shares sold	11,553,767	3,224,582	1,813,804
Shares reinvested	-	-	3,238
Shares redeemed	(10,765,224)	(27,503)	(182,330)
Net increase in shares of beneficial interest outstanding	788,543	3,197,079	1,634,712

SHARES OUTSTANDING
Beginning of year/period	3,197,079	-	-
End of year/period	3,985,622	3,197,079	1,634,712

(1)	The IDX Risk-Managed Bitcoin Strategy Fund commenced operations on November 17, 2021.
(2)	The IDX Commodity Opportunities Fund commenced operations on November 1, 2022.

The accompanying notes are an integral part of these consolidated financial statements

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Bitcoin Strategy Fund				IDX Commodity Opportunities Fund
	Year Ended 12/31/2022		Period Ended 12/31/2021 (1)		Period Ended 12/31/2022 (2)
Net Asset Value, Beginning of Year/Period	$10.08		$10.00		$10.00

From investment operations:
Net investment income/(loss) (3)	(0.13)		(0.04)		0.03
Net realized and unrealized gain/(loss) on investment activity	(3.42)		0.12		(0.09)
Total from investment operations	(3.55)		0.08		(0.06)

Less distributions from:
Net investment income	-		-		(0.02)
Net realized gain	-		-		-
Total distributions	-		-		(0.02)

Net Asset Value, End of Year/Period	$6.53		$10.08		$9.92

Total Return	(35.19)%		0.80	% (4)	(0.61	)% (4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$26,036		$32,232		$16,215

Ratio of net expenses to average net assets
Before waivers	2.91	% (6)	4.52	% (5) (8)	3.63	% (5) (6)
After waivers	2.50	% (6)	3.08	% (5) (8)	1.84	% (5) (6)
Ratio of net expenses to average net assets
Before waivers	2.79	% (7)	3.93	% (5) (9)	3.49	% (5) (7)
After waivers	2.39	% (7)	2.49	% (5) (9)	1.69	% (5) (7)
Ratio of net investment income/(loss) to Average Net Assets
Before waivers	(2.01	)% (6)	(4.51	)% (5) (8)	0.10	% (5) (6)
After waivers	(1.61	)% (6)	(3.07	)% (5) (8)	1.89	% (5) (6)
Portfolio Turnover Rate	1036.03%		231.71	% (4)	176.26	% (4)

(1)	The Fund commenced operations on November 17, 2021.

(2)	The Fund commenced operations on November 1, 2022.

(3)	Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares of beneficial interest outstanding through the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Expenses to average net assets including shareholder servicing, interest, and dividend expense.

(7)	Expenses to average net assets excluding shareholder servicing, interest, and dividend expense.

(8)	Expenses to average net assets including interest and dividend expense.

(9)	Expenses to average net assets excluding interest and dividend expense.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

1.	ORGANIZATION

IDX Funds (the “Trust”) was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The IDX Risk-Managed Bitcoin Strategy Fund and the IDX Commodity Opportunities Fund (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds.

The IDX Risk-Managed Bitcoin Strategy Fund’s primary investment objective seeks long-term capital appreciation. In order to achieve their investment objective, the Fund seeks long-term capital appreciation through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly or through other funds. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of Bitcoin.

The IDX Commodity Opportunities Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined below). The Adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the Investment Company Act of 1940.

The Funds’ investment adviser is IDX Advisors, LLC (the “Adviser” or “Management”).

Wholly-owned and Controlled Subsidiaries

In order to achieve their investment objectives, the Funds each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, IDX Bitcoin Subsidiary (“IDXBS”) and IDX Commodity Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021 and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Subsidiaries, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

As of December 31, 2022, investments in the Subsidiaries represented 15.17% and 9.17% of the total net assets of IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund, respectively. See Note 2.

Share Classes

Each Fund has two classes of shares, Investor Class Shares and Institutional Class Shares. The IDX Risk-Managed Bitcoin Strategy Fund’s Institutional Class Shares commenced operations on November 17, 2021. The IDX Commodity Opportunities Fund’s Institutional Class Shares commenced operations on November 1, 2022. The Investor Class Shares have yet to commence operations for either Fund.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of each Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)    Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)	Cryptocurrency Risk - Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The IDX Risk-Managed Bitcoin Strategy Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.

c)	Commodity Investments – The IDX Commodity Opportunities Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the Subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d)	Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)	Futures Contracts - The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)	Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions is open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Funds’ Consolidated Schedules of Investments.

g)	Options on Securities - The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)	U.S. Government Securities - The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

i)	Consolidation of the Subsidiaries – The Consolidated Financial Statements of the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds’ may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of December 31, 2022, IDXBS had net assets of $3,949,358 comprising 15.17% of the net assets and IDXCS had net assets of $1,487,740 comprising 9.17% of the net assets of IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund, respectively.

j)	Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

k)	Federal Income Taxes – The Funds have qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the year/period ended December 31, 2022, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the year/period ended December 31, 2022, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

For tax purposes, the Funds’ Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

l)	Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

m)	Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. See note 7.

n)	Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

o)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

p)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

q)	Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expects the risk of loss to be remote.

3.	INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

3.	INVESTMENT VALUATIONS (Continued)

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

3.	INVESTMENT VALUATIONS (Continued)

The following table summarizes the IDX Managed-Risk Bitcoin Strategy Fund’s consolidated investments and other financial instruments as of December 31, 2022:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Purchased Options (b)	$47,000	$-	$-	$47,000
Short-Term Investments (b)	1,121,892	20,898,809	-	22,020,701
Total Investments	$1,168,892	$20,898,809	$-	$22,067,701

(a)	As of and during the year ended December 31, 2022, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All purchased options and money market funds held in the Fund are Level 1 securities. All U.S. treasury bills held in the Fund are Level 2 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.

The following table summarizes the IDX Commodity Opportunities Fund’s consolidated investments and other financial instruments as of December 31, 2022:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$4,748,632	$-	$-	$4,748,632
Short-Term Investments (b)	6,988,028	-	-	6,988,028
Total Investments	$11,736,660	$-	$-	$11,736,660

Futures Contracts
Unrealized appreciation of open futures contracts	$44,616	$-	$-	$44,616
Unrealized depreciation of open futures contracts	(22,653)	-	-	(22,653)
Total Futures Contracts	21,963	-	-	21,963
Total Other Financial Instruments	$21,963	$-	$-	$21,963

(a)	As of and during the period ended December 31, 2022, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All equity securities and money market funds held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.

4.	DERIVATIVE TRANSACTIONS

The Funds may buy or sell futures to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within Deposit with Brokers on the Consolidated Statements of Assets and Liabilities. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

4.	DERIVATIVE TRANSACTIONS (Continued)

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of December 31, 2022, for the IDX Managed-Risk Bitcoin Strategy Fund was as follows:

		Fair Value		Average Monthly Notional Value During the Year Ended
Type of Derivative	Commodity Risk	Asset Derivatives	Liability Derivatives	December 31, 2022 (a)
Put Options Purchased	Equity - Investment at Value	$47,000	$-	$135,200
Future Contracts	Unrealized appreciation/depreciation of open future contracts	-	-	12,289,188

(a)	The Fund considers the average monthly notional amounts during the year, categorized by primary underlying risk, to be representative of its derivate activities for the year ended December 31, 2022. The fund only had long future contract activity during the year ended December 31, 2022. No future contracts were held by the Fund as of December 31, 2022.

For the year ended December 31, 2022, financial derivative instruments had the following effect on the Consolidated Statement of Operations for the IDX Managed-Risk Bitcoin Strategy Fund:

Type of Derivative	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Put Options Purchased	$-	$(23,109)
Future Contracts	(27,082,083)	-
Total	$(27,082,083)	$(23,109)

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of December 31, 2022 for the IDX Commodity Opportunities Fund was as follows:

		Fair Value		Average Monthly Notional Value During the Period Ended
Type of Derivative	Commodity Risk	Asset Derivatives	Liability Derivatives	December 31, 2022 (a)
Call Options Written	Equity - Investments at Value	$-	$-	$75,270
Future Contracts	Unrealized appreciation/depreciation of open future contracts	44,616	(22,653)	See note (a) below.

(a)	The Fund considers the average monthly notional amounts during the period, categorized by primary underlying risk, to be representative of its derivate activities for the period ended December 31, 2022. The Fund had average monthly notional value of $876,421 and $1,146,234 for long future contracts and short future contracts, respectively, for the period ended December 31, 2022.

For the period ended December 31, 2022, financial derivative instruments had the following effect on the Consolidated Statement of Operations for the IDX Commodity Opportunities Fund:

Type of Derivative	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Call Options Written	$1,350	$-
Future Contracts	(5,793)	21,963
Total	$(4,443)	$21,963

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

5.	INVESTMENT TRANSACTIONS

For the year/period ended December 31, 2022, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
IDX Risk-Managed Bitcoin Strategy Fund	$220,832,503	$(199,099,539)	$22,233,200	$(26,512,142)

IDX Commodity Opportunities Fund	$-	$-	$9,516,378	$(4,651,789)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of each Fund. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

	Management Fee Rate	Management Fees Accrued
IDX Risk-Managed Bitcoin Strategy Fund	1.99%	$1,136,676

IDX Commodity Opportunities Fund	1.49%	$24,599

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund, respectively, through at least April 30, 2024. During the year/period ended December 31, 2022, the Adviser waived fees as follows:

	Expense Limitation Rate	Management Fees Waived
IDX Risk-Managed Bitcoin Strategy Fund	2.49%	$(229,313)

IDX Commodity Opportunities Fund	1.79%	$(29,601)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the date of such waiver provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

As of December 31, 2022, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
IDX Risk-Managed Bitcoin Strategy Fund	2025	$(229,313)
	2024	(46,663)
Total:		$(275,976)

IDX Commodity Opportunities Fund	2025	$(29,601)
Total:		$(29,601)

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Funds have entered into a Master Services Agreement (“Services Agreement”) with Gryphon Fund Group, LLC (“Gryphon”). Under the Services Agreement, Gryphon is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. Certain officers of the Trust are also employees or officers of Gryphon. For the year/period ended December 31, 2022, the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund incurred fees pursuant to the Services Agreement in the amount of $124,134 and $14,454, respectively.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on December 31, 2022 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
IDX Risk-Managed Bitcoin Strategy Fund	$22,086,875	$3,934	$(23,108)	$(19,174)

IDX Commodity Opportunities Fund	$11,832,790	$11,601	$(107,731)	$(96,130)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2022, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings	Net Unrealized Depreciation	Total Accumulated Loss
IDX Risk-Managed Bitcoin Strategy Fund	$-	$-	$(67,130)	$(19,174)	$(86,304)

IDX Commodity Opportunities Fund	$-	$9,112	$(6,352)	$(96,130)	$(93,370)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Funds’ investments in their Subsidiaries.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Funds did not elect to defer any post-October and late year losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover		Year of
Fund	Short-Term	Long-Term	Expiration
IDX Risk-Managed Bitcoin Strategy Fund	$82,985	$-	Indefinitely

IDX Commodity Opportunities Fund	$-	$-	Indefinitely

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. the following reclassifications were made as of December 31, 2022:

	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
IDX Risk-Managed Bitcoin Strategy Fund	$27,666,457	$(27,666,457)

IDX Commodity Opportunities Fund	$5,877	$(5,877)

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2022

7.	TAX MATTERS (Continued)

The Funds’ reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, and the Funds’ investment in their Subsidiaries.

There were no distributions paid by the IDX Risk-Managed Bitcoin Strategy Fund during the period/year ended December 31, 2021 and December 31, 2022. During the period ended December 31, 2022, the IDX Commodity Opportunities Fund paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
IDX Commodity Opportunities Fund	$32,120	$-	$-	$32,120

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	MARKET DISRUPTION AND GEOPOLITICAL EVENTS

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

10.	SUBSEQUENT EVENTS

As of December 31, 2022, Management has evaluated the impact of all other subsequent events of the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-216-329-4271; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended December 31, 2022 is available without charge, upon request, by calling 1-216-329-4271; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund and Board of Trustees of IDX Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of IDX Funds comprising the funds listed below (the “Funds”) as of December 31, 2022, the related consolidated statements of operations and changes in net assets, the related notes, and the consolidated financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Financial Highlights
IDX Risk-Managed Bitcoin Strategy Fund	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from November 17, 2021 (commencement of operations) through December 31, 2021
IDX Commodity Opportunities Fund	For the period from November 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 1, 2023

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

Trustees and Officers

December 31, 2022

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 3900 Park East Drive, Beachwood, OH 44112.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	Two	None
Tobias Caldwell - 1967	Trustee	Since 2016

Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).

				Two	AlphaCentric Prime Meridian Income Fund (2018-present); Strategy Shares (2016-present) (3 funds); Mutual Fund & Variable Insurance Trust (2010-present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006-present)
Nicolas Carmi – 1966	Trustee	Since 2021	Head of Financial Markets, BitGo Holdings (2019-present); Managing Director Global Head of FICC, Tower Research Capital, LLC (2015-2019)	Two	None

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Christopher MacLaren - 1978	President	Since 2021	Managing Member of Gryphon Fund Group, LLC (2021-present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018-2021); Member and Director of Fund Accounting and Fund Administration, FSM Fund Administration, LLC (2016-2018)	Two	Treasurer, Leader Funds Trust since 2022.
Dennis Mason - 1976	Chief Compliance Officer	Since 2022	Senior Compliance Officer, Key Bridge Compliance, LLC since April 2021. Fund Compliance Officer, Apex Fund Services, July 2013 until April 2021.	N/A	N/A
Gordon M. Jones - 1988	Treasurer	Since 2021	Member of Gryphon Fund Group, LLC (2021-Present); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020-2021); Senior Tax Manager, Cohen & Company, Ltd (2010-2020).	N/A	N/A
Bo J. Howell - 1981	Secretary	Since 2021	Managing Director, FinTech Law, LLC (2022-present); Partner, Strauss Troy Co., LPA (2020 – 2022); CEO of Joot (2018-present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014-2018)	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)
Brandon Byrd - 1981	Anti- Money Laundering Officer	Since 2022	Director of Transfer Agency, Gryphon Fund Group, LLC (2021-Present); Byrd Consulting, LLC (2021-2022); Chief Operating Officer, M3Sixty Administration, LLC, (2013-2021); AML Compliance Officer	N/A	N/A

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $12,000, payable in quarterly installments, plus a fee of either (1) $1,000 per fund for each board and committee meeting attended by the independent trustee or (2) $250 per fund for each telephonic board or committee meeting attended by the independent trustee which lasts less than one hour. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$20,000	None	None	$20,000
Nicolas Carmi	20,000	None	None	20,000
Tobias Caldwell	20,000	None	None	20,000
Officer
Christopher MacLaren	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust.

[2]	Figures are for the period ended December 31, 2022.

Please note that additional information about the trustees is included in the Statement of Additional Information.

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has established a liquidity risk management program (the “Liquidity Program”) that is reasonably designed to assess and manage the Fund’s liquidity risk, which generally represents the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests. The Board has appointed Gryphon Fund Group, LLC (“Gryphon”), as the administrator of the Liquidity Program. As administrator, Gryphon is responsible for overseeing the daily operations of the Liquidity Program, and annually assessing, managing, and reviewing with the Board the liquidity risk of each series in the Trust. Gryphon works with the Fund’s investment adviser, as necessary, to execute the Liquidity Program and address issues as they arise.

The Liquidity Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund cannot timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and reclassification of its investments into categories that reflect each investment adviser’s assessment of the Fund’s relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the Fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on January 20, 2022, Gryphon presented an annual assessment to the Board that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each Fund’s Highly Liquid Investment Minimum (“HLIM”). The annual assessment included consideration of the following factors, as applicable:

●	the Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund;

●	the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers;

●	the use of borrowings and derivatives for investment and redemption purposes;

●	short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents

For each series in the Trust, the annual assessment incorporated a report related to each Fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of January 1, 2022 through December 31, 2022. The report described the methodology for classifying each Fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of each Fund’s investments assigned to each category. It also explained the methodology for establishing a Fund’s HLIM and noted that the investment adviser reviews the HLIM assigned to each Fund no less frequently than annually.

During the period, Gryphon noted that portfolio composition and client base during the period were the key factors that impacted liquidity risk.

During the assessment period, the Board did not approve any material changes to the program.

For the Trust, certain provisions of the Liquidity Program initially became effective on November 17, 2021, and the full Liquidity Program was formally approved by the Board in November 2021. During the period covered by the annual assessment, Gryphon concluded, and reported to the Board, that the Liquidity Program since its implementation has operated adequately and effectively and is reasonably designed to assess and manage each Fund’s liquidity risk.

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

Investment Advisory Agreement Approvals – IDX Commodity Opportunities Fund (Unaudited)

At an in-person meeting held on August 25, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the IDX Funds (the “Trust”), the Board considered the approval of the Investment Advisory Agreement with IDX Advisors, LLC. The Board reviewed the information provided by the Adviser, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Adviser’s estimated revenues, costs, and profitability of providing services to the Commodity Fund; and (4) information about the Adviser’s personnel. Before voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and legal counsel and received materials from such counsel discussing the legal standards for the Board’s consideration of the agreement.

In approving the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Adviser’s proposed services to the Commodity Fund, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of the Commodity Fund’s fees relative to its peer group and category; (4) expected economies of scale; and (5) the terms of the Investment Advisory Agreement and possible conflicts of interest between the Commodity Fund and the Adviser.

1.	Nature, Extent and Quality of the Proposed Services. The Board considered the Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Adviser, the Board considered IDX’s current management of the Bitcoin Fund, its prior sub-advisory relationship with other mutual funds, and its management of other investment products. The Board also considered the Adviser’s operations and compliance policies and procedures, its financial condition and resources, and any potential conflicts of interest.

The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Commodity Fund under the Investment Advisory Agreement.

2.	Compensation and Profitability. The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Commodity Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Commodity Fund and its obligations under the Expense Limitation Agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to continue to provide services to the Commodity Fund, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will derive benefits to its reputation and other benefits from its association with the Commodity Fund.

The Board recognized that the Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Commodity Fund and the entrepreneurial risk that the Adviser assumes for managing the fund. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Commodity Fund is reasonable and not excessive.

3.	Fees and Performance. The Board compared the proposed advisory fee and total expense ratio for the Commodity Fund with various comparative data, including the average advisory fees and total expense ratios of the Commodity Fund’s peer groups and category. The Board noted the Adviser’s performance relative to its other accounts with exposure to alternative assets. The Board also considered the indexes that the Adviser manages for other investment vehicles. The Board further considered the Adviser’s plans to increase fund assets, which will have a positive effect on the Commodity Fund’s expense ratios. In reviewing the estimated expense ratio of the Commodity Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board concluded that the advisory fee was reasonable considering such proposed services.

4.	Economies of Scale. The Board recognized that the Commodity Fund is new and considered the potential growth of the Commodity Fund based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under the ELA, the Adviser was obligated to pay some of the Commodity Fund’s operating expenses, which limited the overall fees and expenses paid by investors in the Commodity Fund even at lower asset levels. The Board also noted that if the Commodity Fund’s assets increased over time, the fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

IDX Funds	ANNUAL REPORT

Additional Information

December 31, 2022

5.	Terms of the Advisory Agreement and Conflicts of Interest. In considering the terms of the Advisory Agreement, the Board noted that except for the management fee, the terms were identical to the Trust’s other advisory agreement and are consistent with industry standards. The Board determined that the compensation payable under the Investment Advisory Agreement was fair, reasonable, and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational 13 controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each trustee may have attributed different weights to numerous factors. The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Commodity Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on these conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Commodity Fund and its future shareholders.

IDX Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2022

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Term High Yield Bond and Total Return and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund's Annualized Expense Ratio	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expenses Paid During Period*	Ending Account Value 12/31/22	Expenses Paid During Period*
Investor Class:
IDX Risk-Managed Bitcoin Strategy Fund	N/A	$1,000.00	N/A	N/A	N/A	N/A
IDX Commodity Opportunities Fund	N/A	$1,000.00	N/A	N/A	N/A	N/A
Institutional Class:
IDX Risk-Managed Bitcoin Strategy Fund	2.47%	$1,000.00	$963.88	$12.09	$1,012.62	$12.39
IDX Commodity Opportunities Fund	1.84%	$1,000.00	$729.25	$7.93	$1,015.76	$9.25

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending December 31, 2022).

IDX FUNDS

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

INVESTMENT ADVISER

IDX Advisors, LLC

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

ADMINISTRATOR

Gryphon Fund Group, LLC

3900 Park East Drive

Suite 200

Beachwood, OH 44122

TRANSFER AGENT

Gryphon Fund Group, LLC

3900 Park East Drive

Suite 200

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Kelley J. Brennan serve on its audit committee as the “audit committee financial expert” as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for the IDX Funds for the year ended December 31, 2022, for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $34,000 with respect to the Fund’s fiscal year ended December 31, 2022. These fees were paid to Cohen & Company, LTD.

(b)	Audit-Related Fees. There were no fees billed since inception for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed for the IDX Funds for the year ended December 31, 2022, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $16,000. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2022 fees were paid to Cohen & Company, LTD.

(d)	All Other Fees. The aggregate fees billed for the IDX Risk-Managed Bitcoin Strategy Fund for the year ended December 31, 2022, for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0. The aggregate fees billed for IDX Commodity Opportunities Fund from November 1, 2022 (date of inception) through December 31, 2022, for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered for the fiscal year ended December 31, 2022 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in Annual Report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Gordon M. Jones
By Gordon M. Jones
Treasurer and Principal Financial Officer
Date: March 8, 2023